UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [X]; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      VISIONARY ASSET MANAGEMENT, INC.
           -----------------------------------------------------

Address:   2500 WILCREST DRIVE, SUITE 640, HOUSTON, TX 77042
           -----------------------------------------------------

Form 13F File Number: 028-14671
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RITA DEFLORIO
        -------------------------
Title:  CHIEF COMPLIANCE OFFICER
        -------------------------
Phone:  866-940-4932
        -------------------------

Signature, Place, and Date of Signing:

/s/ RITA C. DEFLORIO                    HOUSTON, TX                   11/16/12
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  4
                                         ------------
Form 13F Information Table Entry Total:            31
                                         ------------
Form 13F Information Table Value Total:       176,434
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  -------------------    -----------------------------------------
1    028-14672              NEXT FINANCIAL HOLDINGS
2    028-14673		    WE2, INC.
3    028-11107	            Placemark Investments, Inc.
4    028-13751              Argentus Capital Management, LLC

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                                               FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       NONE
---------------------------  -----------------  ---------- --------- -------  --- ---- ------- -------- ----------------
FIRST TR EXCHANGE TRADED FD   TECH ALPHADEX	33734X176     642     30785   SH       DEFINED	01 02 03 04   30785
ISHARES INC 	              MSCI GERMAN	464286806     432     21833   SH       DEFINED	01 02 04      21833
ISHARES INC 	              MSCI SWITZERLD	464286749     449     19614   SH       DEFINED	01 02 04      19614
ISHARES TR 	              BARCLY USAGG B	464287226    7495     67343   SH       DEFINED	01 02 03 04   67343
ISHARES TR 	              MSCI EMERG MKT	464287234     644     16445   SH       DEFINED	01 02 04      16445
ISHARES TR 	              IBOXX INV CPBD	464287242    2595     21087   SH       DEFINED	01 02 03 04   21087
ISHARES TR 	              BARCLYS 20+ YR	464287432    1788     14282   SH       DEFINED	01 02 03 04   14282
ISHARES TR 	              BARCLYS 7-10 YR	464287440    5118     47383   SH       DEFINED	01 02 03 04   47383
ISHARES TR 	              BARCLYS 1-3 YR	464287457   47485    562821   SH       DEFINED	01 02 03 04  562821
ISHARES TR 	              RUSSELL1000VAL	464287598    1024     15011   SH       DEFINED	01 02 03 04   15011
ISHARES TR 	              DJ US TELECOMM	464287713    1361     60535   SH       DEFINED	01 02 03 04   60535
ISHARES TR 	              BARCLYS 1-3YR CR	464288646    3075     29362   SH       DEFINED	01 02 03 04   29362
ISHARES TR 	              BARCLYS 3-7 YR	464288661   44165    406583   SH       DEFINED	01 02 03 04  406583
ISHARES TR 	              HGH DIV EQT FD	46429B663     786     13998   SH       DEFINED	01 02 03 04   13998
JPMORGAN CHASE & CO 	      ALERIAN ML ETN	46625H365     599     15460   SH       DEFINED	01 02 04      15460
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT	73935S105     871     33852   SH       DEFINED	01 02 03 04   33852
POWERSHS DB MULTI SECT COMM   PS DB AGRICUL FD	73936B408     348     12320   SH       DEFINED	01 02 04      12320
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL	73936D107     729     32411   SH       DEFINED	01 02 03 04   32411
PROSHARES TR 	              PSHS ULSHT SP500	74347R883     204     13069   SH       DEFINED	01 02 04      13069
PROSHARES TR 	              ULTR 7-10 TREA	74347R180   39313    696185   SH       DEFINED	01 02 03 04  696185
RYDEX ETF TRUST 	      GUG S&P500 EQ WT	78355W106    1391     28098   SH       DEFINED	01 02 03 04   28098
SELECT SECTOR SPDR TR 	      SBI CONS DISCR	81369Y407    1545     35294   SH       DEFINED	01 02 03 04   35294
SELECT SECTOR SPDR TR 	      SBI CONS STPLS	81369Y308    1144     32917   SH       DEFINED	01 02 03 04   32917
SELECT SECTOR SPDR TR 	      SBI HEALTHCARE	81369Y209    2885     75910   SH       DEFINED	01 02 03 04   75910
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY	81369Y506     899     12638   SH       DEFINED	01 02 03 04   12638
SELECT SECTOR SPDR TR 	      SBI INT-FINL	81369Y605    1197     81809   SH       DEFINED	01 02 04      81809
SELECT SECTOR SPDR TR 	      SBI INT-UTILS	81369Y886    3390     91644   SH       DEFINED	01 02 03 04   91644
SELECT SECTOR SPDR TR 	      SBI MATERIALS	81369Y100    1162     32930   SH       DEFINED	01 02 03 04   32930
SELECT SECTOR SPDR TR 	      TECHNOLOGY	81369Y803    1554     54119   SH       DEFINED	01 02 03 04   54119
SPDR SERIES TRUST 	      S&P DIVID ETF	78464A763    1381     24814   SH       DEFINED	01 02 03 04   24814
SPDR SERIES TRUST 	      S&P PHARMAC	78464A722     763     13709   SH       DEFINED	01 02 03 04   13709